Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of Changes in Provisions
The following chart details the changes in our provisions for the year indicated:

	Restructuring	Warranty	Legal (i)	Other(ii)	Total
Balance — December 31, 2016	$6.6	$19.6	$3.0	$5.5	$34.7
Provisions	25.4	12.6	0.8	1.3	40.1
Reversal of prior year provisions(iii)	(0.3)	(4.6)	(0.2)	—	(5.1)
Payments/usage	(19.0)	(6.5)	(1.1)	—	(26.6)
Accretion, foreign exchange and other	—	0.3	—	—	0.3
Balance — December 31, 2017	$12.7	$21.4	$2.5	$6.8	$43.4
Current	$12.7	$11.4	$2.5	$—	$26.6
Non-current(iv)	—	10.0	—	6.8	16.8
December 31, 2017	$12.7	$21.4	$2.5	$6.8	$43.4

(i)	Legal represents our provisions recorded for various legal actions based on our estimates of the likely outcomes.

(ii)	Other represents our asset retirement obligations of $6.8, relating to sites that we currently lease.

(iii)	During 2017, we reversed prior year warranty provisions as a result of expired warranties and changes in estimated costs based on historical experience.

(iv)	Non-current balances are included in provisions and other non-current liabilities on our consolidated balance sheet.